Revenue and Segment Analysis - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Revenue	£ 7,244	£ 7,110	£ 7,874	£ 7,492	£ 7,341
Aggregate amount of transaction price allocated	£ 95	146
Revenue recognition period	6 years
Non-current assets	£ 11,193	11,416	11,002
Share of results of joint ventures	29	15
Exceptional costs in Exhibitions	183	183
Exceptional cash costs in Exhibitions	135
Exceptional cash costs in Exhibitions paid during the period	52	51
Gain on the revaluation of a put and call option arrangement	27	76
Includes One-off charge relating to reduction in corporate real estate footprint	35
Depreciation And Other Amortisation		491
Property related provision	20
Impairment of right of use assets	14	11
Joint ventures [member]
Disclosure of operating segments [line items]
Revenue	78	60
Share of results of joint ventures	29	15	41
Exhibitions [member]
Disclosure of operating segments [line items]
Amortisation of acquired intangible assets	1	0	1
Depreciation And Other Amortisation		38
Exhibitions [member] | Joint ventures [member]
Disclosure of operating segments [line items]
Share of results of joint ventures	19	10	36
Legal [member] | Joint ventures [member]
Disclosure of operating segments [line items]
Share of results of joint ventures	4	1	2
Risk [member] | Joint ventures [member]
Disclosure of operating segments [line items]
Share of results of joint ventures	6	4	3
United Kingdom [member]
Disclosure of operating segments [line items]
Revenue	476	464	529
Non-current assets	1,299	1,158	1,248
United Kingdom [member] | Geographical origin [member]
Disclosure of operating segments [line items]
Revenue	£ 1,248	£ 1,176	£ 1,320